Fees Summary	Sep. 11, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,225,000
Previously Paid Amount	0.00
Total Fee Amount	328.41
Total Offset Amount	0.00
Net Fee	328.41
Narrative - Max Aggregate Offering Price	$ 2,225,000
Final Prospectus	true